CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Investment activities
Net assets acquisition by business combination		$ 905,892	$ 152,070,313
Exchange of intangible assets	$ 6,528,899
Investment in-kind in other related parties (Note 17)	4,343,549	2,409,244	1,163,384
Capitalization of interest on buildings in progress	336,416	124,098	74,710
Reclassification from Investment properties to property, plant and equipment			3,589,749
Sale of Moolec Science S.A. equity investment (Note 13)		(900,000)	(133,079)
Investing activities	11,208,864	$ 2,539,234	156,765,077
Financing activities
Assignment of receivables with shareholders and other related parties	(7,886,442)
Compensation payment financed by acquisition of intangible assets	(1,781,507)
Capitalization of convertible notes			12,211,638
Purchase of own shares			(24,025,718)
Total of Financing Activities	$ (9,667,949)		$ (11,814,080)